Derivative Liability and Fair Value Measurements (Additional Information) (Detail) (USD $)	0 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended				0 Months Ended
	Aug. 05, 2013	Jul. 15, 2013	Mar. 21, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Additional Warrants [Member]	Sep. 21, 2013 Public Equity Offering [Member]	Dec. 31, 2013 Public Equity Offering [Member]	Aug. 05, 2013 Public Equity Offering [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Liability		$ 200,000	$ 800,000
Debt Conversion, Converted Instrument, Warrants or Options Issued	6,004,288	38,168	186,480
Derivative Liabilities				8,363,751		12,035,816			526,245
Derivative, Loss on Derivative				(2,575,262)	14,287	3,575,278	0
Derivative Liability For The Warrants To Purchase	4,025,000			643,300								127,717
Exercise Price Adjustment Feature Expired Warrants										102,357
Derivative Liability For The Warrants To Purchase Outstanding				6,425,107		7,147,775	656,641	867,628			25,360
Derivative, Gain on Derivative				$ 2,575,262